Consolidated statements of changes in equity - USD ($) $ in Millions		Total	Share Capital [member]	Accumulated Other Comprehensive Income [Member] [1]	Other Reserves [Member] [2]	Retained Earnings [Member]	Equity Attributable to Owners of Parent [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2015		$ 2,756.3	$ 3,471.0	$ (2,401.4)	$ 141.2	$ 1,433.6	$ 2,644.4	$ 111.9
(Loss)/profit for the year		169.1	0.0	0.0	0.0	158.2	158.2	10.9
Other comprehensive income		121.4	0.0	121.4	0.0	0.0	121.4	0.0
Total comprehensive income		290.5	0.0	121.4	0.0	158.2	279.6	10.9
Dividends declared		(39.4)	0.0	0.0	0.0	(39.2)	(39.2)	0.0
Share-based payments from continuing operations		14.0	0.0	0.0	14.0	0.0	14.0	0.0
Share-based payments from discontinued operations		0.4	0.0	0.0	0.4	0.0	0.4	0.0
Shares issued	[3]	151.5	151.5	0.0	0.0	0.0	151.5	0.0
Adjusted balance at 1 January 2018 at Dec. 31, 2016		3,173.3	3,622.5	(2,280.0)	155.6	1,552.6	3,050.7	122.6
(Loss)/profit for the year		(7.7)	0.0	0.0	0.0	(18.7)	(18.7)	11.0
Other comprehensive income		279.2	0.0	279.2	0.0	0.0	279.2	0.0
Total comprehensive income		271.5	0.0	279.2	0.0	(18.7)	260.5	11.0
Dividends declared		(63.4)	0.0	0.0	0.0	(62.8)	(62.8)	(0.6)
Dividends advanced		(5.8)	0.0	0.0	0.0	0.0	0.0	(5.8)
Share-based payments from continuing operations		26.8	0.0	0.0	26.8	0.0	26.8	0.0
Share-based payments from discontinued operations		0.6	0.0	0.0	0.6	0.0	0.6	0.0
Adjusted balance at 1 January 2018 at Dec. 31, 2017		3,403.0	3,622.5	(2,000.8)	183.0	1,471.1	3,275.8	127.2
Adjustment on initial application of IFRS 15 (net of tax)		(3.5)	0.0	0.0	0.0	(3.5)	(3.5)	0.0
(Loss)/profit for the year		(344.8)	0.0	0.0	0.0	(348.2)	(348.2)	3.4
Other comprehensive income		(330.0)	0.0	(330.0)	0.0	0.0	(330.0)	0.0
Total comprehensive income		(674.8)	0.0	(330.0)	0.0	(348.2)	(678.2)	3.4
Dividends declared		(55.3)	0.0	0.0	0.0	(45.5)	(45.5)	(9.8)
Share-based payments from continuing operations		37.5	0.0	0.0	37.5	0.0	37.5	0.0
Adjusted balance at 1 January 2018 (Adjusted Balance [member]) at Dec. 31, 2018	[4]	3,399.5	3,622.5	(2,000.8)	183.0	1,467.6	3,272.3	127.2
Adjusted balance at 1 January 2018 at Dec. 31, 2018		$ 2,706.9	$ 3,622.5	$ (2,330.8)	$ 220.5	$ 1,073.9	$ 2,586.1	$ 120.8

[1]	Accumulated other comprehensive income mainly comprises foreign currency translation.
[2]	Other reserves include share-based payments and share of equity accounted investee's other comprehensive income. The aggregate of accumulated other comprehensive income and other reserves in the consolidated statement of changes in equity is disclosed in the consolidated statement of financial position as other reserves.
[3]	During 2016, Gold Fields completed a US$151.5 million (R2.3 billion) accelerated equity raising by way of a private placement to institutional investors. A total number of 38,857,913 new Gold Fields shares were placed at a price of R59.50 per share which represented a 6% discount to the 30-day volume weighted average traded price, for the period 17 March 2016 and a 0.7% discount to the 50-day moving average. The net proceeds from the placement were used to refinance the US$1,510 million term loan and revolving credit facilities. The new facilities amount to US$1,290 million. Refer note 24 for further details.
[4]	No adjustment required to equity on initial application of IFRS 9. Refer note 41 for further details.